Share-based payments - Share based payments charge (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Charge recognized for equity settled share based payment transactions			£ 156	£ 96
Share-based compensation expense with respect to third parties	£ 749
Other reserves
Charge recognized for equity settled share based payment transactions	6,465
Accumulated deficit
Charge recognized for equity settled share based payment transactions	£ 80	£ 76